DEBT AGREEMENTS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Debt Disclosure [Abstract]
Unrealized gain (loss) on derivatives	$ 29,297	$ 17,909
Interest expense	12,617	$ 13,283
Debenture liability	1,201,661
Convertible debt outstanding	378,263		$ 931,158
Unamortized debt discount	0		35,525
Derivative liability	$ 533,753		$ 1,220,880